UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/15 is included with this Form.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.9%)

	CONSUMER DISCRETIONARY (6.1%)
3,999	AutoZone, Inc. *	$2,967,640
8,400	Buffalo Wild Wings, Inc. *	1,341,060
9,000	Dollar Tree, Inc. *	694,980
9,700	Domino's Pizza, Inc.	1,079,125
28,000	LKQ Corp. *	829,640
9,000	Luxottica Group S.p.A. ADR	583,740
22,000	NIKE, Inc. Class B	1,375,000
12,100	O'Reilly Automotive, Inc. *	3,066,382
5,500	Pool Corp.	444,290
44,000	TJX Companies, Inc. (The)	3,120,040
3,000	Under Armour, Inc. Class A *(1)	241,830
37,600	VF Corp.	2,340,600
26,000	Wolverine World Wide, Inc.	434,460
		18,518,787

	CONSUMER STAPLES (8.8%)
4,600	Boston Beer Co., Inc. (The) Class A *	928,786
11,000	BRF S.A. ADR (1)	152,020
3,300	British American Tobacco PLC ADR	364,485
2,000	Brown-Forman Corp. Class B	198,560
20,900	Casey's General Stores, Inc.	2,517,405
36,800	Church & Dwight Co., Inc.	3,123,584
6,900	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	488,589
20,000	Costco Wholesale Corp.	3,230,000
25,000	CVS Health Corp.	2,444,250
6,400	Edgewell Personal Care Co.	501,568
9,400	Energizer Holdings, Inc.	320,164
48,375	Flowers Foods, Inc.	1,039,579
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	498,690
39,000	Hormel Foods Corp.	3,084,120
12,000	Ingredion, Inc.	1,150,080
5,700	J&J Snack Foods Corp.	665,019
9,400	McCormick & Co., Inc.	804,264
6,400	Nestle SA ADR	476,288
18,000	PepsiCo, Inc.	1,798,560
51,000	Reynolds American, Inc.	2,353,650
16,000	WhiteWave Foods Co. (The) *	622,560
		26,762,221

	ENERGY (1.2%)
6,000	Atwood Oceanics, Inc. (1)	61,380
1,600	Core Laboratories N.V. (1)	173,984
20,800	Enbridge, Inc.	690,352
23,000	EQT Corp.	1,198,990
12,000	ONEOK, Inc.	295,920
9,000	Pioneer Natural Resources Co.	1,128,420
		3,549,046

	FINANCIALS (5.3%)
10,000	ACE Ltd.	1,168,500
11,200	Affiliated Managers Group, Inc. *	1,789,312
3,700	Alleghany Corp. *	1,768,341

Shares		Value
7,400	American Tower Corp. REIT	$717,430
11,700	Arch Capital Group Ltd. *	816,075
5,600	BOK Financial Corp. (1)	334,824
3,900	Enstar Group Ltd. *	585,156
2,400	Intercontinental Exchange, Inc.	615,024
5,800	M&T Bank Corp.	702,844
11,400	PRA Group, Inc. *(1)	395,466
9,600	Prosperity Bancshares, Inc.	459,456
20,600	RenaissanceRe Holdings Ltd.	2,331,714
18,800	RLI Corp.	1,160,900
10,100	Signature Bank *	1,549,037
23,900	Torchmark Corp.	1,366,124
10,000	Wells Fargo & Co.	543,600
		16,303,803

	HEALTH CARE (10.5%)
3,600	Akorn, Inc. *	134,316
11,000	Alexion Pharmaceuticals, Inc. *	2,098,250
1,031	Allergan PLC *	322,187
16,000	Becton, Dickinson & Co.	2,465,440
15,300	C.R. Bard, Inc.	2,898,432
22,200	Cerner Corp. *	1,335,774
8,800	DENTSPLY International, Inc.	535,480
13,500	DexCom, Inc. *	1,105,650
8,800	Express Scripts Holding Co. *	769,208
19,500	Henry Schein, Inc. *	3,084,705
37,200	IDEXX Laboratories, Inc. *	2,712,624
14,400	Illumina, Inc. *	2,764,008
12,900	McKesson Corp.	2,544,267
30,600	Mednax, Inc. *	2,192,796
10,400	Mettler-Toledo International, Inc. *	3,526,952
10,000	Novo Nordisk A/S ADR	580,800
4,600	PAREXEL International Corp. *	313,352
18,300	Thermo Fisher Scientific, Inc.	2,595,855
		31,980,096

	INDUSTRIALS (19.5%)
14,600	Acuity Brands, Inc.	3,413,480
7,600	Advisory Board Co. (The) *	377,036
53,075	AMETEK, Inc.	2,844,289
46,800	Canadian National Railway Co. (1)	2,615,184
9,600	Canadian Pacific Railway Ltd.	1,224,960
24,400	Carlisle Companies, Inc.	2,164,036
39,500	CLARCOR, Inc.	1,962,360
31,400	Danaher Corp.	2,916,432
15,000	Equifax, Inc.	1,670,550
4,800	Esterline Technologies Corp. *	388,800
11,800	Franklin Electric Co., Inc.	318,954
14,000	General Dynamics Corp.	1,923,040
17,000	Healthcare Services Group, Inc.	592,790
19,787	HEICO Corp.	1,075,621
6,800	IDEX Corp.	520,948
14,200	IHS, Inc. Class A *	1,681,706
3,000	J.B. Hunt Transport Services, Inc.	220,080
14,400	Kansas City Southern	1,075,248
16,700	Kirby Corp. *	878,754
14,200	Lincoln Electric Holdings, Inc.	736,838
13,000	Middleby Corp. (The) *	1,402,310
12,400	Northrop Grumman Corp.	2,341,244

1

December 31, 2015

Shares		Value
23,000	Republic Services, Inc.	$1,011,770
79,500	Rollins, Inc.	2,059,050
16,900	Roper Technologies, Inc.	3,207,451
15,000	Rush Enterprises, Inc. Class A *	328,350
5,850	Ryanair Holdings PLC ADR	505,791
16,400	Snap-on, Inc.	2,811,452
20,200	Stericycle, Inc. *	2,436,120
30,000	Teledyne Technologies, Inc. *	2,661,000
44,300	Toro Co. (The)	3,237,001
8,800	TransDigm Group, Inc. *	2,010,360
22,200	Union Pacific Corp.	1,736,040
23,600	Wabtec Corp.	1,678,432
61,750	Waste Connections, Inc.	3,477,760
		59,505,237

	INFORMATION TECHNOLOGY (11.9%)
28,400	Accenture PLC Class A	2,967,800
10,400	Alliance Data Systems Corp. *	2,876,328
56,800	Amphenol Corp. Class A	2,966,664
32,500	ANSYS, Inc. *	3,006,250
4,200	Apple, Inc.	442,092
16,000	Automatic Data Processing, Inc.	1,355,520
36,600	Fiserv, Inc. *	3,347,436
24,400	Global Payments, Inc.	1,574,044
15,400	Intuit, Inc.	1,486,100
10,100	j2 Global, Inc.	831,432
14,800	Jack Henry & Associates, Inc.	1,155,288
32,000	MasterCard, Inc. Class A	3,115,520
21,400	Open Text Corp.	1,025,702
31,000	Salesforce.com, Inc. *	2,430,400
9,800	Trimble Navigation Ltd. *	210,210
17,500	Tyler Technologies, Inc. *	3,050,600
16,000	Ultimate Software Group, Inc. (The) *	3,128,160
14,800	WEX, Inc. *	1,308,320
		36,277,866

	MATERIALS (4.9%)
12,100	Airgas, Inc.	1,673,672
7,000	AptarGroup, Inc.	508,550
25,200	Ball Corp.	1,832,796
23,000	Crown Holdings, Inc. *	1,166,100
26,000	Ecolab, Inc.	2,973,880
22,000	FMC Corp.	860,860
15,000	Packaging Corp. of America	945,750
11,400	Praxair, Inc.	1,167,360
35,800	Silgan Holdings, Inc.	1,923,176
25,000	Valspar Corp. (The)	2,073,750
		15,125,894

	TELECOMMUNICATION SERVICES (0.6%)
18,400	SBA Communications Corp. Class A *	1,933,288

	UTILITIES (0.1%)
7,800	Cleco Corp.	407,238

	TOTAL COMMON STOCKS (Cost $154,698,597) (68.9%)	210,363,476

Principal Amount		Value
ASSET-BACKED SECURITIES (1.2%)
$100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 (2)	$99,250
350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	351,108
198,398	Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	198,164
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	149,255
100,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (2)	99,703
550,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	561,629
300,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	300,702
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	394,513
250,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	249,233
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	296,216
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	252,017
250,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	251,200
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,268
200,000	Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20 (1)	199,011
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	149,350
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	102,970

	TOTAL ASSET-BACKED SECURITIES (Cost $3,793,731) (1.2%)	3,754,589

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
75,017	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.83%, 5/10/45 (3)	75,115

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$148,512	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	$150,500
210,989	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	215,689
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	249,907
200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.56%, 8/25/45 (2)(3)	202,244
72,085	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.42%, 12/25/45 (2)(3)	74,046
250,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	241,022
150,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	153,497
102,418	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	107,100
346,137	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	351,151
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	153,153
404,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	412,237
123,733	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.27%, 4/25/45 (3)	123,612
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	391,427
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	302,228

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,305,610) (1.1%)	3,202,928

CORPORATE BONDS & NOTES (9.1%)

	BASIC MATERIALS (0.2%)
100,000	ArcelorMittal, Senior Unsecured Notes, 5.50%, 2/25/17	96,590
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (1)	199,373
150,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23 (1)	148,564
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (1)	151,125
		595,652

	COMMUNICATIONS (0.8%)
100,000	Amazon.com, Inc., Senior Unsecured Notes, 3.30%, 12/5/21 (1)	102,895

Principal Amount		Value
$150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	$157,931
100,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	99,130
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	145,876
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	186,686
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	264,793
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (1)	241,287
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	219,311
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	256,875
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	195,105
150,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	155,923
200,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19 (1)	219,807
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	254,212
87,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	87,679
		2,587,510

	CONSUMER, CYCLICAL (1.0%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (2)	252,668
100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	109,000
200,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	226,167
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20 (1)	150,855
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	196,919
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	249,403
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18 (1)	248,773
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	99,105
150,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	157,688
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21 (1)	166,125
100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25 (1)	101,805
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	144,750
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	149,444
200,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	206,715

3

December 31, 2015

Principal Amount		Value
$150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	$153,750
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	147,375
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23 (1)	243,246
		3,003,788

	CONSUMER, NON-CYCLICAL (1.4%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	146,620
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	197,838
150,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	145,229
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	150,915
100,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21 (1)	104,188
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	153,263
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	250,625
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	252,900
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	250,168
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	197,500
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (1)	194,712
100,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	98,978
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	366,666
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	101,750
250,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	247,904
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	149,735
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	193,223
100,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	106,750
250,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25 (1)	253,429
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	167,289
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	50,748
150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	150,243
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25 (1)	253,363
		4,184,036

	ENERGY (0.4%)
250,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	262,155

Principal Amount		Value
$100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	$89,990
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	79,949
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19 (1)	138,671
100,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	80,485
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45 (1)	96,999
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	205,759
100,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24 (1)	96,868
50,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	50,271
		1,101,147

	FINANCIAL (4.2%)
100,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	98,686
100,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	102,250
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	204,750
250,000	American Express Co., Senior Unsecured Notes, 0.97%, 5/22/18 (3)	248,452
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	250,888
250,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25 (1)	246,851
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	149,356
250,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	257,812
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	204,543
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	215,062
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	305,217
150,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	149,339
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	276,424
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18 (1)	201,695
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	251,618
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17 (1)	102,250
75,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	77,016
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44 (1)	156,026
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	248,875

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22 (1)	$253,056
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)(2)	250,614
250,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18 (1)	247,874
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	215,960
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	246,440
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	152,755
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	199,778
517,000	GE Capital International Funding Co., Guaranteed Notes, 0.96%, 4/15/16 (2)	517,233
275,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	283,618
125,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	146,117
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	173,826
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	98,425
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	161,015
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22 (1)	262,442
250,000	Huntington National Bank (The), Senior Unsecured Notes, 2.20%, 11/6/18	249,309
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	274,062
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16 (1)	505,168
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (1)	199,449
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	254,643
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25 (1)	250,821
50,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (2)	51,713
77,000	Mizuho Bank Ltd., Guaranteed Notes, 2.15%, 10/20/18 (2)	76,699
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	530,626
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19 (1)	201,079
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	250,534
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	145,442
150,000	PNC Funding Corp., Guaranteed Notes, 3.30%, 3/8/22 (1)	153,574
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21	253,144

Principal Amount		Value
$250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	$248,233
150,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	149,372
250,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	245,267
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	248,387
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,792
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	99,891
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20	149,824
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24 (1)	254,048
150,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17 (1)	160,926
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23 (1)	250,589
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	172,284
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	117,871
255,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	284,158
		12,883,168

	INDUSTRIAL (0.4%)
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	153,375
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	260,567
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	95,082
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	241,015
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	242,972
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	196,096
		1,189,107

	TECHNOLOGY (0.3%)
100,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	100,387
150,000	Analog Devices, Inc., Senior Unsecured Notes, 3.90%, 12/15/25 (1)	151,434
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	99,281
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	207,164
175,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	180,464

5

December 31, 2015

Principal Amount		Value
$200,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25 (1)	$191,832
		930,562

	UTILITIES (0.4%)
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	202,456
100,000	Consumers Energy Co., 3.13%, 8/31/24	99,816
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	146,784
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19 (1)	215,457
250,000	Florida Power & Light Co., 4.95%, 6/1/35	274,496
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	91,730
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	247,459
		1,278,198

	TOTAL CORPORATE BONDS & NOTES (Cost $28,085,884) (9.1%)	27,753,168

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (1)	272,500
150,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	157,800

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $417,074) (0.1%)	430,300

LONG-TERM MUNICIPAL SECURITIES (0.5%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	186,326
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	129,054
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	203,132
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	200,752
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	96,608
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	330,571
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	163,992

Principal Amount		Value
$100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	$111,555
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	244,520

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,671,723) (0.5%)	1,666,510

SHORT-TERM MUNICIPAL SECURITIES (0.1%)
50,000	City of Huntsville, Build America Bonds, General Obligation Unlimited, Series. B, 2.41%, 9/1/16	50,336
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	251,452

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $302,103) (0.1%)	301,788

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)
500,000	FHLB, 2.88%, 9/11/20	522,499
500,000	FHLMC, 1.00%, 7/28/17	499,168
500,000	FHLMC, 0.75%, 1/12/18	495,976
500,000	FHLMC, 1.75%, 5/30/19	503,748
213,591	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	210,926
343,386	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	363,797
64,937	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	68,809
331,351	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	350,362
426,401	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	459,636
69,466	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	76,488
25,071	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	25,840
47,770	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	49,552
356,424	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	373,601
229,256	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	242,688
364,882	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	386,285
164,229	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	173,596
185,230	FNMA, 4.50%, 4/1/40	200,476
37,816	FNMA, 4.50%, 7/1/40	40,926
152,174	FNMA Pool #745275, 5.00%, 2/1/36	167,900
145,459	FNMA Pool #890585, 5.00%, 3/1/39	160,199
9,023	FNMA Pool #910242, 5.00%, 3/1/37	9,924
17,428	FNMA Pool #975116, 5.00%, 5/1/38	19,169
916	FNMA Pool #976734, 5.00%, 3/1/38	1,007
302,695	FNMA Pool #995245, 5.00%, 1/1/39	332,921
184,369	FNMA Pool #AA7720, 4.00%, 8/1/39	195,162
409,042	FNMA Pool #AB1259, 5.00%, 7/1/40	451,220

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$316,175	FNMA Pool #AB1796, 3.50%, 11/1/40	$326,973
179,174	FNMA Pool #AB3218, 3.50%, 7/1/31	187,316
222,970	FNMA Pool #AB5024, 3.00%, 4/1/42	223,971
307,245	FNMA Pool #AB6286, 2.50%, 9/1/27	312,214
376,614	FNMA Pool #AB8144, 5.00%, 4/1/37	415,256
192,737	FNMA Pool #AC8908, 4.50%, 1/1/40	208,417
109,066	FNMA Pool #AH3226, 5.00%, 2/1/41	120,432
67,723	FNMA Pool #AH6186, 4.00%, 2/1/41	71,853
156,975	FNMA Pool #AH7205, 4.50%, 3/1/41	169,890
161,517	FNMA Pool #AH8932, 4.50%, 4/1/41	174,822
175,362	FNMA Pool #AI1019, 4.50%, 5/1/41	189,784
261,454	FNMA Pool #AJ6932, 3.00%, 11/1/26	270,704
476,666	FNMA Pool #AJ9278, 3.50%, 12/1/41	492,994
299,971	FNMA Pool #AL7662, 4.50%, 10/1/43	324,717
132,208	FNMA Pool #AQ0287, 3.00%, 10/1/42	132,730
389,377	FNMA Pool #AQ3960, 3.00%, 8/1/28	402,075
342,394	FNMA Pool #AR0930, 2.50%, 1/1/28	347,803
156,096	FNMA Pool #AS0865, 2.50%, 10/1/28	158,160
359,627	FNMA Pool #AS1529, 3.00%, 1/1/29	371,030
245,172	FNMA Pool #AS5696, 3.50%, 8/1/45	253,137
497,314	FNMA Pool #AS5906, 3.50%, 10/1/45	513,470
443,730	FNMA Pool #AU7025, 3.00%, 11/1/43	444,605
91,509	FNMA Pool #AU7431, 4.50%, 11/1/43	98,832
206,078	FNMA Pool #AU8070, 3.50%, 9/1/43	212,853
178,732	FNMA Pool #AW5055, 3.50%, 7/1/44	184,722
245,474	FNMA Pool #AW9239, 4.50%, 8/1/44	265,207
139,881	FNMA Pool #AX1138, 3.50%, 9/1/44	144,426
116,148	FNMA Pool #AY2728, 2.50%, 2/1/30	117,200
197,803	FNMA Pool #AZ0176, 3.00%, 6/1/45	197,975
249,596	FNMA Pool #AZ6194, 3.50%, 10/1/45	257,707
249,241	FNMA Pool #AZ9703, 3.00%, 10/1/45	249,458
310,565	FNMA Pool #MA0073, 4.50%, 5/1/29	335,418
243,495	FNMA Pool #MA2304, 4.00%, 6/1/45	257,840
187,775	FNMA Pool #MA3894, 4.00%, 9/1/31	200,872
211,709	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	209,265
174,106	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	169,995
271,421	GNMA II Pool #MA1090, 3.50%, 6/20/43	283,722
161,545	GNMA II Pool #MA1448, 3.50%, 11/20/43	168,791
191,278	GNMA II Pool #MA1520, 3.00%, 12/20/43	194,624
126,314	GNMA II Pool #MA1922, 5.00%, 5/20/44	138,266
162,800	GNMA II Pool #MA2074, 4.00%, 7/20/44	173,265
318,757	GNMA II Pool #MA2149, 4.00%, 8/20/44	338,907
67,616	GNMA II Pool #MA2304, 4.00%, 10/20/44	71,847
536,256	GNMA II Pool #MA2445, 3.50%, 12/20/44	559,846
170,441	GNMA Pool #650494, 5.50%, 1/15/36	191,760

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,432,203) (5.7%)	17,517,026

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (4.4%)

	U.S. TREASURY NOTES & BONDS (4.4%)
$300,000	U.S. Treasury Bonds, 5.25%, 11/15/28	$391,957
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	474,619
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	716,397
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	125,828
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	229,742
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	97,500
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	281,553
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	112,492
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	107,320
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	306,598
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	348,728
100,000	U.S. Treasury Notes, 1.75%, 5/31/16	100,520
450,000	U.S. Treasury Notes, 1.50%, 6/30/16	452,074
250,000	U.S. Treasury Notes, 0.50%, 8/31/16	249,717
300,000	U.S. Treasury Notes, 1.00%, 9/30/16	300,598
300,000	U.S. Treasury Notes, 0.38%, 10/31/16	299,074
350,000	U.S. Treasury Notes, 0.50%, 11/30/16	349,070
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	249,248
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	202,898
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	347,102
1,450,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,454,531
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	600,445
550,000	U.S. Treasury Notes, 1.00%, 9/30/19	538,441
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	346,350
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	488,750
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	98,770
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	195,430
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	296,121
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	151,723
700,000	U.S. Treasury Notes, 2.25%, 4/30/21	713,891
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	203,750
450,000	U.S. Treasury Notes, 2.00%, 10/31/21	451,248
450,000	U.S. Treasury Notes, 2.00%, 2/15/22	450,809
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	147,691
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	48,701
300,000	U.S. Treasury Notes, 2.00%, 11/30/22	298,359
250,000	U.S. Treasury Notes, 2.50%, 8/15/23	256,494
50,000	U.S. Treasury Notes, 2.75%, 2/15/24	52,080
500,000	U.S. Treasury Notes, 2.38%, 8/15/24	505,215
70,000	U.S. Treasury Notes, 2.25%, 11/15/24	69,964
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	97,754
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	246,738

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,490,583) (4.4%)	13,456,290

7

December 31, 2015

Shares		Value
SHORT-TERM INVESTMENTS (12.3%)

	MONEY MARKET FUNDS (12.3%)
27,410,075	State Street Institutional Liquid Reserves Fund	$27,410,075
10,131,768	State Street Navigator Securities Lending Prime Portfolio (4)	10,131,768

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,541,843) (12.3%)	37,541,843

	TOTAL INVESTMENT SECURITIES (103.4%) (Cost $260,739,351)	$315,987,918

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.4%)		(10,448,598)
NET ASSETS (5) (100%)		$305,539,320

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2015, the market value of the securities on loan was $9,838,921.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $9,838,921 were out on loan in exchange for $10,131,768 of cash collateral as of December 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $260,739,351, aggregate gross unrealized appreciation was $59,628,517, aggregate gross unrealized depreciation was $4,379,950 and the net unrealized appreciation was $55,248,567.
AGM	Assured Guaranty Municipal.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$210,363,476	$—	$—	$210,363,476
Asset-Backed Securities	—	3,754,589	—	3,754,589
Commercial Mortgage-Backed Securities	—	3,202,928	—	3,202,928
Corporate Bonds & Notes*	—	27,753,168	—	27,753,168
Foreign Government Obligations	—	430,300	—	430,300
Long-Term Municipal Securities	—	1,666,510	—	1,666,510
Short-Term Municipal Securities	—	301,788	—	301,788
U.S. Government Agency Obligations	—	17,517,026	—	17,517,026
U.S. Treasury Obligations	—	13,456,290	—	13,456,290
Short-Term Investments	37,541,843	—	—	37,541,843

Total Investments in Securities	$247,905,319	$68,082,599	$—	$315,987,918

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 26, 2016